Loans and asset quality - Credit Risk Profile by Grade (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 61,540	$ 64,458
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	2,911	2,617
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	4,900	4,654
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	13,051	14,689
Wealth management mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	9,301	8,267
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	16,528	15,654
Investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	2,685	2,397
Investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	4,277	3,823
Investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	10,021	11,459
Investment grade | Wealth Management Loans Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,042	7,127
Non-investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	226	220
Non-investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	623	831
Non-investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	3,030	3,230
Non-investment grade | Wealth Management Loans Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 185	$ 260